Fees Summary	Oct. 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,558,350,000
Total Fee Amount	135,576.45
Total Offset Amount	0
Net Fee	$ 135,576.45
Offset Table N/A	N/A